Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Less: Accumulated depreciation and impairment	¥ (157,825)	$ (22,882)	¥ (111,493)
Total property and equipment, net	14,947	2,167	62,179
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,008	726	4,744
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property and equipment, gross	163,366	23,686	163,392
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,313	625	5,451
Construction-in progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 85	$ 12	¥ 85